Submission	Aug. 12, 2026
Submission [Line Items]
Central Index Key	0002012650
Registrant Name	Blue Owl Finance LLC
Registration File Number	333-279546-04
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES